Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Schedule of Unrecorded Tax Losses Carry Forwards

The following table details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As at December 31,
in USD ‘000	2020	2019
2020	—	2,950
2021	12,828	11,687
2022	17,993	16,394
2023	31,696	28,879
2024	64,869	59,103
2025	75,364	68,662
2026	109,663	99,915
2027	80,105	—
Total unrecorded tax losses carry forwards	392,518	287,590

Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2020
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(82,804)	(128)	(82,932)
Statutory tax rate (blended at Group level)	7.8%	27.3%	7.9%
Income tax credit at statutory tax rates	(6,487)	(35)	(6,522)
Tax impact of permanent differences	595	17	612
Temporary differences not recognized as deferred tax assets	(1)	52	51
Tax on losses not recognized as deferred tax assets	5,893	—	5,893
Effective income tax expense	—	34	34
Effective tax rate	0.0%	(26.7)%	0.0%

	Year ended December 31, 2019
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(107,120)	(1,603)	(108,723)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.1%
Income tax credit at statutory tax rates	(8,355)	(438)	(8,793)
Tax impact of permanent differences	770	76	846
Temporary differences not recognized as deferred tax assets	—	448	448
Tax on losses not recognized as deferred tax assets	7,586	(19)	7,567
Effective income tax expense	—	67	67
Effective tax rate	0.0%	(4.2)%	(0.1)%